Average Annual Total Returns - PROFUND VP MID-CAP VALUE	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P MidCap 400® Value Index OneYear		S&P MidCap 400® Value Index FiveYears		S&P MidCap 400® Value Index TenYears
Total	2.30%	8.64%	8.52%	May 01, 2002	3.73%	[1]	10.37%	[1]	10.28%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.